T. ROWE PRICE MID-CAP GROWTH FUND

March 31, 2019	(Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 93.6%
COMMUNICATION SERVICES 1.7%
Interactive Media & Services 1.7%
IAC/InterActiveCorp (1)	2,300,000	483,253
Zillow Group, Class A (1)	191,443	6,547
Zillow Group, Class C (1)	1,000,000	34,740
Total Communication Services		524,540
CONSUMER DISCRETIONARY 14.0%
Auto Components 1.2%
Aptiv	3,750,000	298,087
Visteon (1)	1,225,000	82,504
		380,591
Automobiles 0.1%
Ferrari	250,000	33,450
		33,450
Diversified Consumer Services 0.6%
ServiceMaster Global Holdings (1)	3,995,382	186,584
		186,584
Hotels, Restaurants & Leisure 6.0%
Aramark	3,500,000	103,425
Darden Restaurants	875,000	106,286
Dunkin' Brands Group	2,500,000	187,750
Hilton Worldwide Holdings	2,500,000	207,775
Marriott International, Class A	1,750,000	218,908
MGM Resorts International	13,000,000	333,580
Norwegian Cruise Line Holdings (1)	8,500,000	467,160
Vail Resorts	1,250,000	271,625
		1,896,509
Multiline Retail 2.1%
Dollar General	3,200,000	381,760

T. ROWE PRICE MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Dollar Tree (1)	2,750,000	288,860
		670,620
Specialty Retail 2.8%
Burlington Stores (1)	2,000,000	313,360
CarMax (1)	1,500,000	104,700
Michaels (1)	3,000,000	34,260
O'Reilly Automotive (1)	500,000	194,150
Tiffany	700,000	73,885
Ulta Beauty (1)	450,000	156,929
		877,284
Textiles, Apparel & Luxury Goods 1.2%
Levi Strauss, Class A (1)	1,617,930	38,102
Tapestry	10,500,000	341,145
		379,247
Total Consumer Discretionary		4,424,285
CONSUMER STAPLES 2.9%
Food & Staples Retailing 1.6%
Casey's General Stores (2)	1,900,000	244,663
Kroger	4,500,000	110,700
Sprouts Farmers Market (1)	6,000,000	129,240
		484,603
Food Products 1.3%
Conagra Brands	7,000,000	194,180
TreeHouse Foods (1)(2)	3,500,000	225,925
		420,105
Total Consumer Staples		904,708
ENERGY 3.1%
Oil, Gas & Consumable Fuels 3.1%
Cabot Oil & Gas	7,000,000	182,700
Centennial Resource Development, Class A (1)	5,250,000	46,148
Concho Resources	3,000,000	332,880
Continental Resources (1)	3,000,000	134,310

T. ROWE PRICE MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Pioneer Natural Resources	1,500,000	228,420
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $4,038 (1)(3)(4)	1,337	6,952
Venture Global LNG, Series C, Acquisition Date: 10/16/17 -
3/8/18, Cost $33,184 (1)(3)(4)	9,021	46,909
Total Energy		978,319
FINANCIALS 7.6%
Banks 0.7%
Fifth Third Bancorp	5,000,000	126,100
Webster Financial	1,750,000	88,673
		214,773
Capital Markets 3.1%
Cboe Global Markets	2,500,000	238,600
KKR, Class A	6,500,000	152,685
MarketAxess Holdings	500,000	123,040
Oaktree Capital Partnership	1,225,000	60,821
TD Ameritrade Holding	8,250,000	412,418
		987,564
Consumer Finance 0.2%
SLM	7,500,000	74,325
		74,325
Insurance 3.6%
Assurant	1,750,000	166,092
Axis Capital Holdings	1,750,000	95,865
Fidelity National Financial	9,000,000	328,950
Progressive	1,500,000	108,135
Willis Towers Watson	2,500,000	439,125
		1,138,167
Total Financials		2,414,829
HEALTH CARE 17.3%
Biotechnology 2.4%
Alkermes (1)	6,000,000	218,940

T. ROWE PRICE MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Alnylam Pharmaceuticals (1)	1,150,000	107,467
Argenx, ADR (1)	500,000	62,420
Incyte (1)	1,800,000	154,818
Sage Therapeutics (1)	500,000	79,525
Seattle Genetics (1)	1,850,000	135,494
		758,664
Health Care Equipment & Supplies 8.2%
Cooper	2,250,000	666,383
Exact Sciences (1)	1,500,000	129,930
Hologic (1)	12,750,000	617,100
ICU Medical (1)	556,061	133,082
IDEXX Laboratories (1)	377,773	84,470
Teleflex (2)	2,600,000	785,616
West Pharmaceutical Services	1,500,000	165,300
		2,581,881
Health Care Providers & Services 0.6%
Acadia Healthcare (1)	4,000,000	117,240
MEDNAX (1)	2,250,000	61,133
		178,373
Health Care Technology 0.1%
Veeva Systems, Class A (1)	325,000	41,230
		41,230
Life Sciences Tools & Services 3.3%
Agilent Technologies	7,000,000	562,660
Bruker (2)	9,400,000	361,336
IQVIA Holdings (1)	950,000	136,657
		1,060,653
Pharmaceuticals 2.7%
Amneal Pharmaceuticals (1)(2)	7,300,000	103,441
Catalent (1)(2)	8,000,000	324,720
Elanco Animal Health (1)	7,500,000	240,525

T. ROWE PRICE MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Perrigo	4,000,000	192,640
		861,326
Total Health Care		5,482,127
INDUSTRIALS & BUSINESS SERVICES 19.1%
Aerospace & Defense 4.3%
BWX Technologies	3,200,000	158,656
Harris	3,500,000	558,985
L3 Technologies	555,000	114,535
Textron	10,300,000	521,798
		1,353,974
Airlines 0.8%
Alaska Air Group	1,450,000	81,374
United Continental Holdings (1)	2,000,000	159,560
		240,934
Building Products 0.7%
Allegion	2,500,000	226,775
		226,775
Commercial Services & Supplies 1.1%
frontdoor (1)	2,500,000	86,050
KAR Auction Services	1,750,000	89,793
Waste Connections	2,000,000	177,180
		353,023
Electrical Equipment 1.2%
Sensata Technologies Holding (1)(2)	8,500,000	382,670
		382,670
Industrial Conglomerates 1.4%
Roper Technologies	1,250,000	427,462
		427,462
Machinery 4.7%
Colfax (1)(2)	6,250,000	185,500
Fortive	4,250,000	356,532
Gardner Denver Holdings (1)	8,750,000	243,338

T. ROWE PRICE MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
IDEX	2,750,000	417,285
Xylem	3,750,000	296,400
		1,499,055
Professional Services 3.9%
CoStar Group (1)	500,000	233,210
Equifax	1,000,000	118,500
IHS Markit (1)	3,750,000	203,925
TransUnion	4,250,000	284,070
Verisk Analytics	3,000,000	399,000
		1,238,705
Road & Rail 1.0%
JB Hunt Transport Services	2,000,000	202,580
Kansas City Southern	1,000,000	115,980
		318,560
Total Industrials & Business Services		6,041,158
INFORMATION TECHNOLOGY 20.4%

Electronic Equipment, Instruments & Components 3.3%
Cognex	600,000	30,516
Coherent (1)	600,000	85,032
Corning	10,000,000	331,000
Keysight Technologies (1)	5,750,000	501,400
National Instruments	2,300,000	102,028
		1,049,976
IT Services 6.6%
Black Knight (1)	3,000,000	163,500
CoreLogic (1)(2)	6,150,000	229,149
Fidelity National Information Services	1,975,000	223,373
Fiserv (1)	4,000,000	353,120
FleetCor Technologies (1)	1,260,000	310,703
Gartner (1)	1,000,000	151,680
Global Payments	1,250,000	170,650
Shopify, Class A (1)	350,000	72,317

T. ROWE PRICE MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Worldpay, Class A (1)	3,725,000	422,787
		2,097,279
Semiconductors & Semiconductor Equipment 5.2%
Entegris	2,250,000	80,303
Marvell Technology Group	11,500,000	228,735
Maxim Integrated Products	3,800,000	202,046
Microchip Technology	7,500,000	622,200
Skyworks Solutions	2,500,000	206,200
Xilinx	2,250,000	285,277
		1,624,761
Software 5.3%
Atlassian, Class A (1)	2,000,000	224,780
Ceridian HCM Holding (1)	1,729,589	88,728
DocuSign (1)	1,500,000	77,760
Guidewire Software (1)	150,000	14,574
Red Hat (1)	250,000	45,675
Splunk (1)	1,300,000	161,980
SS&C Technologies Holdings	2,250,000	143,303
Symantec	10,500,000	241,395
Tableau Software, Class A (1)	1,700,000	216,376
Workday, Class A (1)	2,400,000	462,840
		1,677,411
Total Information Technology		6,449,427
MATERIALS 6.2%

Chemicals 2.3%
Air Products & Chemicals	2,000,000	381,920
RPM International	4,250,000	246,670
Valvoline	5,750,000	106,720
		735,310
Construction Materials 0.5%
Martin Marietta Materials	750,000	150,885
		150,885

T. ROWE PRICE MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Containers & Packaging 2.9%
Avery Dennison	1,500,000	169,500
Ball	9,250,000	535,205
Sealed Air	5,000,000	230,300
		935,005
Metals & Mining 0.5%
Franco-Nevada	2,000,000	150,100
		150,100
Total Materials		1,971,300
REAL ESTATE 0.1%
Real Estate Management & Development 0.1%
WeWork, Class A, Acquisition Date: 12/9/14 – 5/26/15,
Cost $7,211 (1)(3)(4)	497,567	25,525
Total Real Estate		25,525
UTILITIES 1.2%
Gas Utilities 0.3%
Atmos Energy	1,100,000	113,223
		113,223
Multi-Utilities 0.9%
Sempra Energy	2,250,000	283,185
		283,185
Total Utilities		396,408
Total Common Stocks (Cost $19,469,561)		29,612,626

CONVERTIBLE PREFERRED STOCKS 0.6%
CONSUMER DISCRETIONARY 0.2%
Internet & Direct Marketing Retail 0.2%
Roofoods, Series F, Acquisition Date: 9/12/17,
Cost $42,389 (1)(3)(4)	119,888	61,134
Total Consumer Discretionary		61,134

T. ROWE PRICE MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Slack Technologies, Series H, Acquisition Date: 8/17/18,
Cost $21,049 (1)(3)(4)	1,768,000	21,049
Total Information Technology		21,049
REAL ESTATE 0.3%
Real Estate Management & Development 0.3%
WeWork, Series D-1, Acquisition Date: 12/9/14,
Cost $21,046 (1)(3)(4)	1,263,943	64,840
WeWork, Series D-2, Acquisition Date: 12/9/14,
Cost $16,536 (1)(3)(4)	993,098	50,946
Total Real Estate		115,786
Total Convertible Preferred Stocks (Cost $101,020)		197,969

SHORT-TERM INVESTMENTS 5.9%
Money Market Funds 5.9%
T. Rowe Price Treasury Reserve Fund, 2.49% (2)(5)	1,883,774,699	1,883,775

Total Short-Term Investments (Cost $1,883,775)		1,883,775

Total Investments in Securities 100.1%
(Cost $21,454,355)		$31,694,370
Other Assets Less Liabilities (0.1)%		(47,101)
Net Assets 100.0%		$31,647,269

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to
$277,355 and represents 0.9% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
ADR American Depositary Receipts

T. ROWE PRICE MID-CAP GROWTH FUND

AFFILIATED COMPANIES
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
Amneal Pharmaceuticals	$1	$4,603	$—
Bruker	1,013	80,487	376
Casey's General Stores	302	895	551
Catalent	654	74,764	—
Colfax	80	54,213	—
CoreLogic	306	22,777	—
Sensata Technologies Holding	634	5,622	—
Teleflex	17,031	103,068	935
TreeHouse Foods	233	48,207	—
T. Rowe Price Short-Term Fund	—	—	—++
T. Rowe Price Treasury Reserve
Fund	—	—	9,969
Totals	$20,254#	$394,636	$11,831+

	T. ROWE PRICE MID-CAP GROWTH FUND

AFFILIATED COMPANIES (CONTINUED)
($000s)

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
Amneal Pharmaceuticals	$98,093	1,236	491	$103,441
Bruker	279,838	1,593	582	361,336
Casey's General Stores	243,466	1,221	919	244,663
Catalent	241,645	9,112	801	324,720
Colfax	125,400	6,557	670	185,500
CoreLogic	200,520	6,628	776	229,149
Sensata Technologies
Holding	421,496	1,927	46,375	382,670
Teleflex	710,820	3,759	32,031	785,616
TreeHouse Foods	177,485	986	753	225,925
T. Rowe Price Short-Term
Fund	—	¤	¤	—
T. Rowe Price Treasury
Reserve Fund	1,617,263	¤	¤	1,883,775
				$4,726,795^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $11,831 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,863,715.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND
UNAUDITED
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Mid-Cap Growth Fund , Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE MID-CAP GROWTH FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$29,533,240$	— $	79,386$	29,612,626
Convertible Preferred Stocks	—	—	197,969	197,969
Short-Term Investments	1,883,775	—	—	1,883,775
Total	$31,417,015$	— $	277,355$	31,694,370

T. ROWE PRICE MID-CAP GROWTH FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $(1,406,000) for the period ended March 31, 2019.

($000s)	Beginning	Gain (Loss)	Ending
	Balance	During	Balance
	1/1/19	Period	3/31/19
Investments in Securities
Common Stocks	$79,641	$(255)	$79,386
Convertible Preferred Stocks	199,120	(1,151)	197,969
Total Level 3	$278,761	$(1,406)	$277,355